Stock-Based Compensation - Total Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,063,351	$ 553,600	$ 20,439
Vested Class B units and change in fair value of Class B liability awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	934,993	475,202	5,608
Profits distributions to Class B unitholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	123,449	78,398	14,831
Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,058,442	553,600	20,439
2021 Incentive Award Plan stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 4,909	$ 0	$ 0